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                                                       Deutsche Asset Management

European Equity
Investment Class and Institutional Class

Supplement dated November 3, 2000 (Replacing Supplement dated October 31, 2000) to Prospectuses dated February 28, 2000

The following replaces the "Portfolio Manager" section in the Fund's
Prospectuses:

The following portfolio managers have been responsible for the day-to-day management of the Fund's investments since December 23, 1999:

Michael Levy, Managing Director of Deutsche Asset Management, Inc. and Lead Manager of the Fund.

 .  Joined the investment adviser in 1993.
 .  Head of international equities, New York, responsible for overseeing the management of over $7 billion of international and global equities.
 . 29 years of business experience, 19 of them as an investment professional. . Degrees in mathematics and geophysics from the University of Michigan.


Caroline Altmann, Director of Deutsche Asset Management, Inc. and Co-Manager of the Fund.

 .  Joined the investment adviser in 1999.
 .  14 years of investment industry experience.
 .  Previously, portfolio manager, Clay Finlay from 1987 to 1999.
 .  MBA from Columbia University.
 . Head of global financial sector services analysis team with an emphasis on Europe and Japan.


Clare Brody, CFA, Director of Deutsche Asset Management, Inc. and Co-Manager of the Fund.

 .  Joined the investment adviser in 1993.
 .  9 years of investment industry experience.
 .  Global telecommunication services/equipment and pulp and paper analyst.
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                                                             Deutsche Bank Group

Matthias Knerr, CFA, Vice President of Deutsche Asset Management, Inc. and Co-Manager of the Fund.

 .  Joined the investment adviser in 1995.
 .  5 years of investment industry experience.
 .  Finance and international business undergraduate degree from Pennsylvania
   State University
 . Global engineering, construction, utility, telecommunications and automotive analyst.


Oliver Kratz, Vice President of Deutsche Asset Management, Inc. and Co-Manager of the Fund.

 .  Joined the investment adviser in 1996.
 .  6 years of investment industry experience.
 .  Previously, Praktikant with McKinsey & Co; 1995
 .  BA from Tufts University and Karlova Universidad; MALD, PhD from Harvard University-Tufts University
 .  Emerging Europe and Neuer Markt analyst.


              Please Retain This Supplement for Future Reference

SUPP1197/351 (11/00)

Morgan Grenfell Investment Trust

CUSIPs:
61735K679
61735K307